            As filed with the Securities and Exchange Commission on June 1, 2007

                                                   Securities Act No. 333-103630
                                       Investment Company Act File No. 811-21316
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.
                                              --                        [ ]
                  Post-Effective Amendment No. 12                       [X]

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 13                                      [X]


                               THE KENSINGTON FUNDS
                               --------------------
               (Exact Name of Registrant as Specified in Charter)


               4 Orinda Way, Suite 200C, Orinda, California 94563
               --------------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (925) 253-2949
                                                 -----------------

                            Patrick W.D. Turley, Esq.
                                    Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                  John Kramer
                       Kensington Investment Group, Inc.
                            4 Orinda Way, Suite 200C
                            Orinda, California 94563


It is proposed that this filing will become effective seventy five days after filing pursuant to paragraph (a)(2) of Rule 485 or on such earlier date as the Commission may designate pursuant to paragraph (a)(3) of Rule 485.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               SUBJECT TO COMPLETION

                                DATED: JUNE 1, 2007

THE
KENSINGTON
FUNDS

PROSPECTUS

GLOBAL
INFRASTRUCTURE FUND

CLASS A, B & C SHARES

JUNE 29, 2007


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS


                                                 KENSINGTON GLOBAL INFRASTRUCTURE FUND

                                 (ICON)
Carefully review this                         3  Risk/Return Summary and Fund Expenses
important section for a                       6  Investment Objective, Strategies and
summary of the Fund's                            Risks
investment strategies, risks
and fees.

                                                               SHAREHOLDER INFORMATION

                                 (ICON)
Consult this section to                      12  Pricing of Fund Shares
obtain details on how shares                 13  Purchasing and Adding to Your Shares
are valued, how to purchase,                 18  Selling Your Shares
sell and exchange shares,                    31  Dividends, Distributions and Taxes
related charges and payments
of dividends.

                                                                       FUND MANAGEMENT

                                 (ICON)
Review this section for                      32  The Investment Adviser
details on the people and                    33  The Investment Committee
organizations who oversee                    34  Portfolio Management
the Fund and its                             34  The Distributor and Administrator
investments.

 [ICON]

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment           The Fund seeks total return from both capital appreciation and current
  Objective            income through investing in a portfolio of global infrastructure-related securities.



  Principal            The Fund invests, under normal circumstances, at least 80% of its net
  Investment           assets in U.S. and non-U.S. infrastructure-related securities.
  Strategies           Infrastructure assets are the physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities and public service facilities. Infrastructure-related businesses may also be involved in the construction, development or financing of infrastructure assets. In addition to the Fund's focus on investments in mature infrastructure networks that generate positive cash flow and relatively stable revenue stream, the Fund will seek opportunities to participate in the growth in global infrastructure spending. The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations.
                       Investments in these issuers include common, convertible and preferred stock and debt securities, rights or warrants to purchase common stock, and limited partnership interests. Under normal market conditions, the
                       Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in
                       infrastructure-related securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The
                       Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).



  Principal            Because the value of the Fund's investments will fluctuate with market
  Investment Risks     conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund will be significantly exposed to the risks of infrastructure-related operations. The Fund is non-diversified, which means that it is more vulnerable to risks affecting a particular issuer than a diversified fund would be. The Fund invests primarily in global securities and is therefore subject to risks related to investment outside the U.S. including currency risk, political risk and regulatory risk.



  Who May              Consider investing in the Fund if you are:
  Want to Invest?        - wishing to add a growth component to your portfolio
                         - willing to accept the risks of investing in global
                           infrastructure-related securities in exchange for potentially higher long term returns
                         - seeking some exposure to non-U.S. infrastructure-related securities
                       This Fund will not be appropriate for anyone:
                         - pursuing a short-term goal or investing emergency reserves
                         - seeking safety of principal



  Fund Performance     Because the Fund only commenced operations on June 29, 2007, Fund performance information is not yet presented.




 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


                                                                 CLASS A      CLASS B      CLASS C
                                                                ---------    ---------    ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -----------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                        5.75%(1)     0.00%        0.00%
    -----------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                             None(2)     5.00%(3)     1.00%(4)
    -----------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                        1.00%        1.00%        1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -----------------------------------------------------------------------------------------------
    Management Fee                                                  0.90%        0.90%        0.90%
    -----------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                           0.25%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Other Expenses(6)                                               0.42%        0.42%        0.42%
    -----------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                  1.57%        2.32%        2.32%
    -----------------------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                    (0.07)%      (0.07)%      (0.07)%
    -----------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                    1.50%        2.25%        2.25%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.50%, 2.25% and 2.25%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.


 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 22 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee and have been estimated for the Fund's initial year of investment operations.
 4

 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                                            1          3
                                                           YEAR      YEARS

    Class A                                                $719      $1,022
    -----------------------------------------------------------------------
    Class B
    Assuming Redemption                                    $728      $1,003
    Assuming no Redemption                                 $228      $  703
    -----------------------------------------------------------------------
    Class C
    Assuming Redemption                                    $331      $  703
    Assuming no Redemption                                 $228      $  703
    -----------------------------------------------------------------------

 [ICON]


       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 TICKER SYMBOL:

 Class A Shares:


 Class B Shares:


 Class C Shares:


 Investment Objective


 The investment objective of the Fund is to seek total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.


 Policies and Strategies


 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of infrastructure-related companies. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in the securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets). Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.


 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Policies and Strategies
 continued
 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.


 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental investment analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's assets and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).


 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:


 INFRASTRUCTURE-RELATED INVESTMENT RISK: Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.


 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued
 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued
 INTEREST RATE RISK: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in Foreign Securities continued
 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of the Fund is calculated by adding the total value of the Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of the Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

 SHAREHOLDER INFORMATION




 Purchasing and Adding to Your Shares

 You may purchase the Fund through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Fund has entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Fund within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with an NASD member firm or intermediary. Consult your investment representative for specific information.


                                                      MINIMUM       MINIMUM
                                                      INITIAL      SUBSEQUENT
    ACCOUNT TYPE                                     INVESTMENT    INVESTMENT
    Regular (non-retirement)                           $2,000         $25
    -------------------------------------------------------------------------
    Retirement and Custodial Accounts                  $2,000         $25


 The minimum may also be met through setting up an Automatic Investment Plan feature to your account. A new account can be opened with a minimum investment of $1,000 if the Automatic Investment Plan feature is established at the time the account is opened.



 All purchases must be in U.S. dollars and drawn on domestic banks. The Fund will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 The Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.


 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


 2. Make check or bank draft payable to the "Kensington Global Infrastructure Fund." Checks endorsed to the Fund will not be accepted.


 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Fund.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:

 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137

 Kensington Global Infrastructure Fund
 Include:
 Your name
 Your account number
 You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.


 Subsequent Purchases by Telephone


 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. Your shares will be purchased at the price calculated on the day of your purchase order.


 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Fund on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in the Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund's transfer agent will charge a $25 fee to your account.

 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Fund's transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 SHAREHOLDER INFORMATION


 Please note the following while completing the Automatic Investment Plan section of the account application:

    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank
 -------------------------------------------------------------------------------

 Dividends and Distributions

 The Fund will pay dividends, if any, from any income semi-annually. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check(s) in your account, at the Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).


 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.

 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)


 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.



 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.


 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.


    If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - account owner(s) signature

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

    Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION




 General Policies on Selling Shares
 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

   - Your account address has changed within the last 30 days

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner(s) of the account

   - The redemption proceeds are being transferred to another Fund account with a different registration

   - The redemption proceeds are being wired to bank instructions currently not on your account


   - When establishing or modifying certain services on an account


 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Fund makes every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay payment of redemption proceeds until the transfer agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy


 The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund

 SHAREHOLDER INFORMATION



 to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Fund charges a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of short-term trading in Fund shares.


 75-Day Redemption Fee


 The Fund charges a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

 SHAREHOLDER INFORMATION




 Distribution Arrangements/Sales Charges
 This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges.

                                     CLASS A           CLASS B           CLASS C

   Sales Charge (Load)            Front-end         No front-end      No front-end
                                  sales charge;     sales charge;     sales charge;
                                  reduced sales     deferred          deferred
                                  charges           charge may        charge may
                                  available.        apply.            apply.



   Distribution and               Subject to        Subject to        Subject to
   Service (12b-1) Fee            annual            annual            annual
                                  distribution      distribution      distribution
                                  and               and               and
                                  shareholder       shareholder       shareholder
                                  servicing fees    servicing fees    servicing fees
                                  of up to .25%     of up to 1.00%    of up to 1.00%
                                  of Fund's         of Fund's         of Fund's
                                  total assets      total assets      total assets
                                  applicable to     applicable to     applicable to
                                  Class A           Class B           Class C
                                  shares.           shares.           shares.



   Fund Expenses                  Lower annual      Higher annual     Higher annual
                                  expenses than     expenses than     expenses than
                                  Class B and       Class A           Class A
                                  Class C           shares.           shares.
                                  shares.

 In addition to offering Class A, Class B, and Class C shares, the Fund also offers Class Y shares, which are described in a separate prospectus and are available for purchase only by certain investors. To obtain the prospectus that describes the Fund's Class Y shares, contact the Fund or the Distributor as listed on the back cover of this prospectus.

 Calculation of Sales Charges

 Class A Shares

 Class A shares of the Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 The current sales charge rates for Class A shares of the Fund are as follows:

                                                SALES CHARGE     SALES CHARGE
                       YOUR                      AS A % OF         AS A % OF        DEALER
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   CONCESSION
      Less than $50,000                            5.75%             6.10%          5.00%
      --------------------------------------------------------------------------------------
      $50,000 but less than $100,000               5.00%             5.26%          4.25%
      --------------------------------------------------------------------------------------
      $100,000 but less than $250,000              4.00%             4.17%          3.25%
      --------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%          2.50%
      --------------------------------------------------------------------------------------
      $500,000 but less than $750,000              2.50%             2.56%          2.25%
      --------------------------------------------------------------------------------------
      $750,000 but less than $1,000,000            2.00%             2.04%          1.75%
      --------------------------------------------------------------------------------------
      $1,000,000 and above*                        0.00%             0.00%          0.00%

 * In the case of accounts with an aggregate value of $1 million or more, where no sales charge applies, a deferred sales charge of 1.00% may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

 Class B Shares

 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. Orders for the purchase of Class B shares in single amounts in excess of $75,000 will generally not be accepted. In addition, total purchases of Class B shares in the aggregate in excess of $150,000 will generally not be allowed. Orders for purchases of Class B shares in excess of either of the above amounts may be declined.

 CONTINGENT DEFERRED SALES CHARGE

               YEARS SINCE PURCHASE            CDSC
                         1                     5.00%
      ----------------------------------------------
                         2                     4.00%
      ----------------------------------------------
                         3                     3.00%
      ----------------------------------------------
                         4                     3.00%
      ----------------------------------------------
                         5                     2.00%
      ----------------------------------------------
                         6                     1.00%
      ----------------------------------------------
                         7                     0.00%

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of the Fund after 8 years on the 3rd business day of the month in which they were originally purchased.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

 Class C Shares

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 Sales Charge Reductions -- Class A Shares

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You may reduce your Class A sales charge by establishing a Letter of Intent. Your Letter of Intent must be in writing and signed by all shareholders of record. For your convenience, the Fund had included a Letter of Intent option on the new account form and a Letter of Intent set up form is also located on our website. Please visit www.kig.com for a complete list of on-line account forms. The Letter of Intent allows you to combine all Fund purchases (excluding Class A Shares of the money market fund, First American Prime Obligations Fund) that you intend to make over a 13-month period; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. The minimum initial investment as detailed on page 13 must be included with your Letter of Intent. If stated in the Letter of Intent, purchases made during the previous 90 days can be taken into consideration towards fulfillment of the Letter of Intent. Shares equal to 5.75% of the Letter of Intent purchase amount will be

 SHAREHOLDER INFORMATION


 Sales Charge Reductions -- Class A Shares continued

 held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from the redemption of the escrow shares. Any remaining escrow shares will be released to you.

   - RIGHTS OF ACCUMULATION. You may combine your new purchase with the value of shares currently owned for the purpose of qualifying for reduced sales charge rates that apply to larger purchases. You may also include any shares, which were exchanged into the First American Prime Obligations Fund (see Exchanging Your Shares on page 28) to the extent that those exchanges were previously subject to a sales charge. The applicable sales charge for the new purchase is based on the total of your current purchase and the value, calculated at net asset value, of all other shares you own.


   - COMBINATION PRIVILEGE. You will be required to instruct the Fund in writing to combine accounts of multiple Kensington Funds (all classes) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


 Sales Charge Waivers -- Class A Shares

 Class A Shares of the Fund may be sold with a reduced or eliminated sales charge:

   - to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;

   - to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;

   - to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;

   - to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;

 SHAREHOLDER INFORMATION


   - to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

   - to investors who purchase shares of the Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

 The Fund may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or to the Adviser at the time of purchase on the new account application or through a letter of instruction and a waiver will be granted subject to confirmation of the investor's situation.

 CDSC Waivers -- Class B and Class C Shares

 The CDSC applicable to redemptions of Class B and Class C Shares will be waived under certain circumstances, including the following:

   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

     The CDSC waiver following the death of a shareholder or plan participant will only apply if one of the following distribution methods are met:

       (i). The lump sum distribution of assets by the re-registration of the decedent's assets into a Beneficiary IRA account;

       (ii). Regularly scheduled distributions of the decedent's assets based on life expectancy taken within a Beneficiary IRA account; or

       (iii). Payments taken within a Beneficiary IRA account over a 5 year period.

   - Redemptions from accounts other than retirement accounts following the death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

   - Returns of excess contributions to retirement plans.

   - Distributions of up to 12% of the annual account value under a Systematic Withdrawal Plan.

   - If the redemption represents the minimum required distribution from a retirement plan.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in the Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below).


 You may also exchange shares of the same class of a money market fund (only available for Class A Shares) called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. If you purchased your Kensington Class A shares at NAV because the aggregate value of your account(s) was $1 million or more, any applicable CDSC will be assessed prior to an exchange into the First American Fund. You will be charged a CDSC and/or 75-Day Redemption Fee on exchanges into the First American Fund. Any CDSC and/or 75-Day Redemption Fee that may be applicable will be assessed at the time of redemption prior to exchange into the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.


 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Fund or the Adviser of an investment in the First American Fund. The Fund reserves the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.


 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.


 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling
 1-877-833-7114. Please provide the following information:

 - Your name.

 - The exact name on your account and account number.

 SHAREHOLDER INFORMATION


 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 - The name of the Fund from which the exchange is to be made.

 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUND AND ITS SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO THE FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Reinstatement Privilege

 If you have sold Shares of a Kensington Fund, you may request a one-time option to reinstate the Shares previously sold within a 120 calendar day period. The reinstated shares must be registered exactly and be of the same class of shares previously redeemed. The Fund's minimum initial investment must be met at the time of reinstatement. You must provide a written reinstatement request and payment within 120 calendar days of the date your instructions to sell were processed. Your investment will be reinstated at the next net asset value per share determined after the request is received.

 To the extent that any applicable sales charges were paid on the original shares being reinstated, these reinstated shares will not be subject to any new sales charges. Any CDSC previously paid on these reinstated shares will not be refunded. However, the original value of shares being reinstated will not be subject to any new CDSC to the extent that any were previously paid.

 Any shares being reinstated will, however, be subject to the 75-day redemption fee from the day the shares are reinstated.

 Distribution and Service (12b-1) Fees

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a

 SHAREHOLDER INFORMATION


 Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.

 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class. The 12b-1 fee is calculated based on average daily net assets.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

 Administrative Services Plan

 The Fund has adopted an Administrative Services Plan pursuant to which the Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, the Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION


 Dividends, Distributions and Taxes

 Any income the Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends are usually paid semi-annually. Capital gains, if any, for the Fund are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income or long-term capital gains. If the Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.


 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


 You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT

 The Investment Adviser

 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused in real estate, infrastructure and senior securities.



 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology to industries that generate stable, growing income streams and offer the opportunity for long term growth.



 As of June 29, 2006, Kensington provided discretionary investment management
 services for assets of approximately $     billion through mutual funds,
 separate accounts and private limited partnerships.


 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.


 Kensington makes the day-to-day investment decisions for the Fund. In addition, Kensington continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Adviser receives investment advisory fees from the Fund.



 Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Fund will be provided in the Fund's Annual Report to Shareholders.



 The Adviser receives a fee from the Fund at a rate equal on an annual basis to 0.90% of the Fund's average daily net assets.

 FUND MANAGEMENT





 The Investment Committee
 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with the Fund's risk manage-ment policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray and Joel Beam, whose backgrounds are described below.



  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT AND                 organization. As Co-Chief Investment Officer,
  CO-CHIEF INVESTMENT OFFICER   he is responsible for directing the firm's
                                research and investment management strategy
                                and process together with Paul Gray. Mr.
                                Kramer was previously Executive Vice President
                                at Liquidity Fund Investment Corporation where
                                he was responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He graduated summa cum laude from
                                the State University of New York, Oneonta in
                                1980 with a Bachelor of Arts in Economics. Mr.
                                Kramer received his Masters Degree with honors
                                in Business Administration from the University
                                of California at Berkeley in 1986, where he
                                received special recognition for his work in
                                real estate finance.

  PAUL GRAY,                    Mr. Gray is responsible for securities
  CO-CHIEF INVESTMENT OFFICER   investment decisions on behalf of Kensington's
                                portfolios. As Co-Chief Investment Officer, he
                                directs the firm's research and investment
                                management strategy and process together with
                                John Kramer. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued



  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT      for securities investment decisions on behalf
  AND PORTFOLIO MANAGER         of Kensington's portfolios. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.



 Portfolio Management


 Kensington uses a team approach in managing fund assets. As Portfolio Manager of the Fund, Joel Beam is responsible for implementation of the Fund's strategy and for meeting the Fund's investment objectives. A team of analysts are responsible for stock and sector weighting decisions for their respective segments. The portfolio management team works as a cohesive unit with Mr. Beam supported by a Senior Analyst and/or Assistant Portfolio Manager. Oversight of the Fund's investment policies and restrictions is provided by the Investment Committee.



 Additional information about the Portfolio Manager's compensation arrangements, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities of the Fund is available in the Fund's Statement of Additional Information.


 The Distributor and Administrator

 Quasar Distributors, LLC is the Fund's distributor and US Bancorp Fund Services, LLC is the Fund's administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Fund. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Fund. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Fund for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Fund. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Fund on a "preferred list." The Adviser's goal is to make financial advisers more knowledgeable about the Fund so that they can provide suitable information and advice about the Fund and related investor services to prospective shareholders.

 The Fund and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Fund. Any of these expenses that are paid by the Fund are included in "Other Expenses" under the Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures which address these matters.

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Fund's service providers.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. In addition to the classes of shares described in this prospectus, the Fund also offers an additional class of shares which are offered through a separate prospectus.

 Disclosure of Fund Portfolio Holdings

 A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Fund's website at www.kig.com. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the SAI.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Fund. You may also occasionally receive a proxy statement for the Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                   THE KENSINGTON FUNDS

                   C/O US BANCORP FUND SERVICES, LLC

                   P.O. BOX 701

                   MILWAUKEE, WI 53201-0701

                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUND CONTACT:

                   KENSINGTON INVESTMENT GROUP

                   4 ORINDA WAY, SUITE 200C

                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21316.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                             SUBJECT TO COMPLETION

                              DATED: JUNE 1, 2007


THE
KENSINGTON
FUNDS

PROSPECTUS

GLOBAL
INFRASTRUCTURE FUND

CLASS Y SHARES

JUNE 29, 2007


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS


                                            KENSINGTON GLOBAL INFRASTRUCTURE FUND

                                 (ICON)
Carefully review this                         3  Risk/Return Summary and Fund Expenses
important section for a                       6  Investment Objective, Strategies and
summary of the Fund's                            Risks
investment strategies, risks
and fees.

                                            SHAREHOLDER INFORMATION

                                 (ICON)
Consult this section to                      12  Pricing of Fund Shares
obtain details on how shares                 13  Purchasing and Adding to Your Shares
are valued, how to purchase,                 18  Selling Your Shares
sell and exchange shares,                    24  Dividends, Distributions and Taxes
related charges and payments
of dividends.

                                            FUND MANAGEMENT

                                 (ICON)
Review this section for                      26  The Investment Adviser
details on the people and                    27  The Investment Committee
organizations who oversee                    28  Portfolio Management
the Fund and its                             28  The Distributor and Administrator
investments.

 [ICON]

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment           The Fund seeks total return from both capital appreciation
  Objective            and current income through investing in a portfolio of
                       global infrastructure-related securities.



  Principal            The Fund invests, under normal circumstances, at least 80%
  Investment           of its net assets in U.S. and non-U.S.
  Strategies           infrastructure-related securities. Infrastructure assets
                       are the physical structures and networks that provide
                       necessary services to society, such as transportation and
                       communications networks, water and energy utilities and
                       public service facilities. Infrastructure-related
                       businesses may also be involved in the construction,
                       development or financing of infrastructure assets. In
                       addition to the Fund's focus on investments in mature
                       infrastructure networks that generate positive cash flow
                       and relatively stable revenue stream, the Fund will seek
                       opportunities to participate in the growth in global
                       infrastructure spending. The Fund considers a company to be an infrastructure-related company if at least 50% of its
                       assets, gross income or net profits are attributable to
                       infrastructure operations. Investments in these issuers
                       include common, convertible and preferred stock and debt
                       securities, rights or warrants to purchase common stock,
                       and limited partnership interests. Under normal market
                       conditions, the Fund will invest significantly (at least
                       40% of its net assets -- unless market conditions are not
                       deemed favorable by the Adviser, in which case the Fund
                       would invest at least 30% of its net assets) in
                       infrastructure-related securities of issuers organized or
                       located outside the U.S. or doing a substantial amount of
                       business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S.
                       (but in no less than three different countries).



  Principal            Because the value of the Fund's investments will fluctuate
  Investment Risks     with market conditions, so will the value of your
                       investment in the Fund. You could lose money on your
                       investment in the Fund, or the Fund could underperform
                       other investments. Some of the Fund's holdings may
                       underperform its other holdings. The Fund will be
                       significantly exposed to the risks of the
                       infrastructure-related operations. The Fund is
                       non-diversified, which means that it is more vulnerable to risks affecting a particular issuer than a diversified fund would be. The Fund invests primarily in global securities
                       and is therefore subject to risks related to investment
                       outside the U.S. including currency risk, political risk
                       and regulatory risk.



  Who May              Consider investing in the Fund if you are:
  Want to Invest?        - wishing to add a growth component to your portfolio
                         - willing to accept the risks of investing in global
                       infrastructure-related securities in exchange for
                           potentially higher long term returns
                         - seeking some exposure to non-U.S.
                       infrastructure-related securities
                       This Fund will not be appropriate for anyone:
                         - pursuing a short-term goal or investing emergency
                       reserves
                         - seeking safety of principal



  Fund Performance     Because the Fund only commenced operations on June 29,
                       2007, Fund performance information is not yet presented.

 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -
    Maximum sales charge (load) on purchases                             None
    -
    Maximum deferred sales charge (load)                                 None
    -
    75-day Redemption Fee(1)                                            1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -
    Management Fee                                                      0.90%
    -
    Distribution and Service (12b-1) Fees                                None
    -
    Other Expenses(2)                                                   0.42%
    -
    Total Fund Operating Expenses*                                      1.32%
    -
    Fee Expense Reimbursement*                                        (0.07)%
    -
    Net Fund Operating Expenses*                                        1.25%



 * The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.25%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense.


 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 22 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee and have been estimated for the Fund's initial year of investment operations.

 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                    1         3
                                   YEAR      YEARS

    Class Y                        $127      $397
    ----------------------------------------------

 [ICON]
     --


       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 TICKER SYMBOL:

 Investment Objective


 The investment objective of the Fund is to seek total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.


 Policies and Strategies


 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of infrastructure-related companies. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in the securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets). Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.


 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Policies and Strategies
 continued

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.


 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental investment analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's assets and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).


 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.
 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:


 INFRASTRUCTURE-RELATED INVESTMENT RISK: Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.


 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.


 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in the Fund continued fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.


 INTEREST RATE RISK: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.


 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



 Principal Risks of Investing in Foreign Securities continued possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of the Fund is calculated by adding the total value of the Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of the Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund. This is what is known as the offering price.

 The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

 SHAREHOLDER INFORMATION




 Purchasing and Adding to Your Shares

 You may purchase the Fund through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Fund has entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Fund within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with an NASD member firm or intermediary. Consult your investment representative for specific information.



                                                      MINIMUM       MINIMUM
                                                      INITIAL      SUBSEQUENT
                     ACCOUNT TYPE                    INVESTMENT    INVESTMENT
    Regular (non-retirement)                          $ 30,000        $25
    -------------------------------------------------------------------------
    Retirement and Custodial Accounts                 $ 30,000        $25



 Class Y Shares of the Fund may be sold to the following types of investors meeting the minimum investment requirements set forth above:


 1. investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; and

 2. clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 All purchases must be in U.S. dollars and drawn on domestic banks. The Fund will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned.


 The Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.


 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


 2. Make check or bank draft payable to the "Kensington Global Infrastructure Fund". Checks endorsed to the Fund will not be accepted.


 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701
 14

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Fund.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:

 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137

 Kensington Global Infrastructure Fund:
 Include:
 Your name
 Your account number
 You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.


 Subsequent Purchases by Telephone


 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. Your shares will be purchased at the price calculated on the day of your purchase order.


 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Fund on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in the Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund's transfer agent will charge a $25 fee to your account.

 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Fund's transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 SHAREHOLDER INFORMATION


 Please note the following while completing the Automatic Investment Plan section of the account application:
    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank
 -------------------------------------------------------------------------------

 Dividends and Distributions

 The Fund will pay dividends, if any, from any income semi-annually. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check(s) in your account, at the Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).


 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.

 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.


    If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - account owner(s) signature

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

    Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION




 General Policies on Selling Shares

 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

   - Your account address has changed within the last 30 days

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner(s) of the account

   - The redemption proceeds are being transferred to another Fund account with a different registration

   - The redemption proceeds are being wired to bank instructions currently not on your account


   - When establishing or modifying certain services on an account



 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.


 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Fund makes every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay payment of redemption proceeds until the transfer

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued

 agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy


 The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Fund charges a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Fund does not

 SHAREHOLDER INFORMATION



 impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of short-term trading in Fund shares.


 75-Day Redemption Fee


 The Fund charges a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in the Fund for shares of the same class of another Kensington mutual fund.


 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.


 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling
 1-877-833-7114. Please provide the following information:

 - Your name.

 - The exact name on your account and account number.

 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 - The name of the Fund from which the exchange is to be made.

 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUND AND ITS SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO THE FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 SHAREHOLDER INFORMATION




 Administrative Services Plan

 The Fund has adopted an Administrative Services Plan pursuant to which the Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, the Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 Dividends, Distributions and Taxes

 Any income the Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends are usually paid semi-annually. Capital gains, if any, for the Fund are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

 SHAREHOLDER INFORMATION


 Dividends are taxable as ordinary income or long-term capital gains. If the Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.


 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


 You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT

 The Investment Adviser

 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused in real estate, infrastructure and senior securities.



 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology to industries that generate stable, growing income streams and offer the opportunity for long term growth.



 As of June 29, 2006, Kensington provided discretionary investment management services for assets of approximately $ billion through mutual funds, separate accounts and private limited partnerships.



 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.



 Kensington makes the day-to-day investment decisions for the Fund. In addition, Kensington continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Adviser receives investment advisory fees from the Fund.



 Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Fund will be provided in the Fund's Annual Report to Shareholders.



 The Adviser receives a fee from the Fund at a rate equal on an annual basis to 0.90% of the Fund's average daily net assets.

 FUND MANAGEMENT




 The Investment Committee

 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with the Fund's risk manage-ment policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray and Joel Beam, whose backgrounds are described below.



  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT AND                 organization. As Co-Chief Investment Officer,
  CO-CHIEF INVESTMENT OFFICER   he is responsible for directing the firm's
                                research and investment management strategy
                                and process together with Paul Gray. Mr.
                                Kramer was previously Executive Vice President
                                at Liquidity Fund Investment Corporation where
                                he was responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He graduated summa cum laude from
                                the State University of New York, Oneonta in
                                1980 with a Bachelor of Arts in Economics. Mr.
                                Kramer received his Masters Degree with honors
                                in Business Administration from the University
                                of California at Berkeley in 1986, where he
                                received special recognition for his work in
                                real estate finance.
  PAUL GRAY,                    Mr. Gray is responsible for securities
  CO-CHIEF INVESTMENT OFFICER   investment decisions on behalf of Kensington's
                                portfolios. As Co-Chief Investment Officer, he
                                directs the firm's research and investment
                                management strategy and process together with
                                John Kramer. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued



  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT      for securities investment decisions on behalf
  AND PORTFOLIO MANAGER         of Kensington's portfolios. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.



 Portfolio Management



 Kensington uses a team approach in managing fund assets. As Portfolio Manager of the Fund, Joel Beam is responsible for implementation of the Fund's strategy and for meeting the Fund's investment objectives. A team of analysts are responsible for stock and sector weighting decisions for their respective segments. The portfolio management team works as a cohesive unit with Mr. Beam supported by a Senior Analyst and/or Assistant Portfolio Manager. Oversight of the Fund's investment policies and restrictions is provided by the Investment Committee.



 Additional information about the Portfolio Manager's compensation arrangements, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities of the Fund is available in the Fund's Statement of Additional Information.


 The Distributor and Administrator


 Quasar Distributors, LLC is the Fund's distributor and US Bancorp Fund Services, LLC is the Fund's administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued


 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Fund. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Fund. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Fund for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.


 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Fund. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Fund on a "preferred list." The Adviser's goal is to make financial advisers more knowledgeable about the Fund so that they can provide suitable information and advice about the Fund and related investor services to prospective shareholders.

 The Fund and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Fund. Any of these expenses that are paid by the Fund are included in "Other Expenses" under the Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures which address these matters.

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Fund's service providers.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. In addition to the class of shares described in this prospectus, the Fund also offers additional classes of shares which are offered through a separate prospectus.

 Disclosure of Fund Portfolio Holdings

 A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Fund's website at www.kig.com. A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Fund. You may also occasionally receive a proxy statement for the Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                   THE KENSINGTON FUNDS

                   C/O US BANCORP FUND SERVICES, LLC

                   P.O. BOX 701

                   MILWAUKEE, WI 53201-0701

                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUND CONTACT:

                   KENSINGTON INVESTMENT GROUP

                   4 ORINDA WAY, SUITE 200C

                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21316.

   THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION
             STATEMENT FILED WITH THE SECURITIES EXCHANGE COMMISSION
 IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
                 STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION


                               DATED: JUNE 1, 2007




                              THE KENSINGTON FUNDS

                      KENSINGTON GLOBAL INFRASTRUCTURE FUND

                       Statement of Additional Information

                                  June 29, 2007

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for the Kensington Global Infrastructure Fund (the "Fund") dated June 29, 2007 (the "Prospectuses"). The Fund is a separate investment portfolio of The Kensington Funds (the "Trust"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into each of the Prospectuses. Copies of the Prospectuses may be obtained by telephoning the Trust toll free at 1-877-833-7114. The Investment Adviser, Kensington Investment Group, Inc., can be reached by writing to 4 Orinda Way, Suite 200C, Orinda, California 94563, or by telephoning toll free 1-800-253-2949.

                                                 TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES.................................................................................1
   ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS................................................................1
   INVESTMENT RESTRICTIONS.......................................................................................18
   PORTFOLIO TURNOVER............................................................................................18
NET ASSET VALUE..................................................................................................18
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................19
MATTERS AFFECTING REDEMPTION.....................................................................................19
MANAGEMENT OF THE TRUST..........................................................................................20
   TRUSTEES AND OFFICERS.........................................................................................20
   INTERESTED TRUSTEE............................................................................................20
   INDEPENDENT TRUSTEES..........................................................................................21
   OFFICERS WHO ARE NOT TRUSTEES.................................................................................21
   BOARD COMMITTEES..............................................................................................22
   OWNERSHIP OF SECURITIES.......................................................................................22
   INVESTMENT ADVISER............................................................................................24
   PERSONAL TRADING POLICIES.....................................................................................26
   PORTFOLIO TRANSACTIONS........................................................................................26
   ADMINISTRATOR.................................................................................................27
   DISTRIBUTOR...................................................................................................27
   CUSTODIAN.....................................................................................................29
   TRANSFER AGENCY AND FUND ACCOUNTING SERVICES..................................................................29
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................................................29
   LEGAL COUNSEL.................................................................................................29
ADDITIONAL INFORMATION...........................................................................................29
   DESCRIPTION OF SHARES.........................................................................................29
   VOTE OF A MAJORITY OF THE OUTSTANDING SHARES..................................................................30
   ADDITIONAL TAX INFORMATION....................................................................................30
   YIELDS AND TOTAL RETURNS......................................................................................37
   PROXY VOTING..................................................................................................39
   DISCLOSURE OF FUND PORTFOLIO HOLDINGS.........................................................................40
   MISCELLANEOUS.................................................................................................40
FINANCIAL STATEMENTS.............................................................................................41



         The Kensington Funds (the "Trust") is an open-end management investment company which issues its Shares in separate series and classes. The series of the Trust described in this Statement of Additional Information is the Kensington Global Infrastructure Fund (the "Fund"). The Trust also currently includes the Kensington Strategic Realty Fund (the "Strategic Realty Fund"), Kensington Select Income Fund (the "Select Income Fund"), Kensington Real Estate Securities Fund (the "Real Estate Securities Fund"), Kensington International Real Estate Fund (the "International Real Estate Fund") and Kensington Global Real Estate Fund (the "Global Real Estate Fund") (collectively the "Funds").

         Kensington Investment Group, Inc. (the "Adviser") serves as investment adviser to the Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Fund. Capitalized terms not defined herein are defined in each of the Prospectuses. No investment in Shares of the Fund should be made without first reading a Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objective and policies of the Fund as set forth in each Prospectus.

INFRASTRUCTURE INVESTMENTS. The Fund invests primarily in the securities of infrastructure-related companies. The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company's operations or an accident.

         FOREIGN (NON-U.S.) SECURITIES. The Fund may invest in non-U.S. securities and, under normal circumstances, at least 40% of its assets will be invested in such securities. Investing in securities issued by foreign companies involves inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in exchange control regulations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the U.S., and foreign securities markets may be not as large or liquid as in the U.S. Investments in foreign countries could be affected by other factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods.

           The Fund may also invest in companies located in developing countries, which present greater risks than investing in foreign issuers based in more developed markets in general. A number of developing countries restrict foreign investments in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may be more difficult, and may require governmental registration and/or approval in some developing countries. A number of currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Many of the developing countries securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

         DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in the European securities markets. GDRs are depositary receipts issued on a global basis and are typically offered through global banking institutions and their branches.

         MORTGAGE-RELATED SECURITIES. The Fund may in commercial mortgage-backed securities (CMBS). Holders of these securities receive payments derived from the interest and principal on an underlying pool of commercial loans. The Fund may purchase all grades of CMBS, including those rated below investment grade.

         COMMON STOCKS. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. The Fund may also invest in warrants and rights related to common stocks.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated. The Fund does not have any rating criteria applicable to its investments in any securities, convertible or otherwise.

         PREFERRED STOCK. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

         WARRANTS. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

         Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         BANK OBLIGATIONS. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are maintained by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). The Fund may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Trust's Board of Trustees, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser under guidelines approved by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury: others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships.

         The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on "Options."

         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap transactions unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization ("NRSRO") at the time of entering into such transaction. The Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

         FUTURES CONTRACTS. The Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

         To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position. Brokerage fees are also incurred when a futures contract is purchased or sold.

         Although futures contracts typically require future delivery of and payment for financial instruments, the futures contracts are usually closed out before the delivery date.

         Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction in which the financial instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (e.g., on a specified date in

September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to hedge or manage risks effectively.

         The Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

         The Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also traded in various overseas markets.

         The Fund may enter into stock index futures contracts. A stock index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the stock index at purchase and at the close of the last trading day of the contract. In order to close long positions in the stock index contracts prior to their settlement date, the Fund will enter into offsetting sales of stock index contracts.

         Using stock index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell stock index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of stock index contracts may not correlate perfectly with the movement in the stock index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction

         Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or securities prices.

         The Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it has a fixed commitment or expectation to purchase.

         "Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on their margin deposits.

         The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by the Fund is subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         CALL OPTIONS. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's Custodian.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         WRITING COVERED PUT OPTIONS. The Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

         PURCHASING PUT OPTIONS. Each Fund may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         A Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price `s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

         PURCHASING CALL OPTIONS. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

         Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing call and put options on futures, the Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

         RESTRICTED AND ILLIQUID SECURITIES. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Fund's Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

         Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by the other investment companies, including exchange traded funds ("ETFs"). The Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. As a shareholder of another investment company, including an ETF, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

         In reliance upon relevant exemptive relief that has been provided under the 1940 Act to certain ETFs and their sponsors, the Fund is allowed to purchase and hold securities of such ETFs in excess of the investment limitations otherwise applicable to the Fund under Section 12(d) of the 1940 Act. To the extent that the Fund invests in ETFs in excess of the statutory limitations applicable under the 1940 Act with respect to its investment in other investment companies, the Fund will do so in reliance on the relevant exemptive relief provided by the SEC to the applicable ETF. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. (collectively, the "iShares Funds") which permits investment companies, including the Fund, to invest in the various series of the iShares Funds in excess of certain of the statutory limitations of
Section 12(d) of the 1940 Act. In connection with its investment in the iShares Funds in accordance with the applicable exemptive relief that has been obtained by the iShares Funds, the Fund and the Adviser have entered into an agreement with the iShares Funds that sets forth certain conditions regarding the Fund's investment in the iShares Funds.

         To the extent that other ETFs obtain similar exemptive relief from the SEC to permit investment companies to invest in them in excess of the statutory limitations imposed by the 1940 Act, the Fund may seek to qualify to invest in such other ETFs in accordance with the applicable exemptive relief that is obtained.

         REAL ESTATE SECURITIES. The Fund may invest in the common and senior securities of real estate investment trusts (REITs) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

         Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the Investment Company Act of 1940, as amended ("1940 Act"). Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         DIVERSIFICATION. The Fund is a "non-diversified" management investment company, as defined in the 1940 Act. Therefore, the Fund is not subject to the diversification requirements of the 1940 Act which generally limit investments, as to 75% of the Fund's total assets, to no more than 5% in securities in a single issuer and 10% of an issuer's voting securities. Similar diversification requirements, as to 50% of the Fund's total assets, will however be applicable to the Fund under the Internal Revenue Code.

         LEVERAGE. The Fund can buy securities with borrowed money (a form of leverage). Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holding within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. The Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. This is another form of leverage. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund; accordingly, the Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend its securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

         SHORT SALES. The Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.

         The Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Short sales will be limited to no more than 25% of the value of the Fund's assets.

         SHORT SALES AGAINST THE BOX. The Fund may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one "against the box," will be entered into by the Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, the Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of the Fund. They may not be changed with respect to the Fund without a majority vote of the outstanding shares of the Fund:

1. The Fund has elected to qualify as a non-diversified series of the Trust.

2. The Fund will invest more than 25% of the value of its assets in securities of issuers in the infrastructure industry.

Additionally, the Fund may not:

3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

7. purchase physical commodities or contracts relating to physical commodities;

8. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

PORTFOLIO TURNOVER

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of its portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

                                 NET ASSET VALUE

         The net asset value of Shares of the Fund is determined and the Shares are priced as of the Valuation Time on each Business Day of the Trust. A "Business Day" constitutes any day on which the

New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser under the supervision of the Trust's Board of Trustees in accordance with Valuation Procedures that have been approved for use by the Board of Trustees. Among the factors set forth in the Valuation Procedures that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         As noted, the Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Trust under the general supervision of the Trust's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Fund Shares are sold on a continuous basis by Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and Quasar Distributors, LLC has agreed to use appropriate efforts to solicit all purchase orders.

MATTERS AFFECTING REDEMPTION

         The Trust may suspend the right of redemption or postpone the date of payment for Shares with respect to the Fund during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Trust or the Fund, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Trust or the Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust or the Fund to determine the fair value of its net assets.

         The Trust may redeem Shares of the Fund involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "General Policies on Selling Shares" in the Prospectus.)

         The Adviser will pay investment dealers of record commissions on net asset value sales of Class A shares with an aggregate value of $1 million or more. Such commissions will be paid at the rate of 1.00%. A contingent deferred sales charge (CDSC) of 1.00% will be imposed on redemptions of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first year after the initial sale.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

         Information on the Trustees of the Trust, including those Trustees who are not considered to be "interested persons" of the Trust, as that term is defined in the 1940 Act ("Independent Trustees"), and officers of the Trust, their business affiliations for the past five years and other relevant information is set forth below. As used in this SAI, the term "Fund Complex" includes the six Funds of the Trust.

INTERESTED TRUSTEE*



                                                                                             NUMBER OF
                                                 TERM OF                                   FUNDS IN FUND
                            POSITION(S)        OFFICE** AND            PRINCIPAL              COMPLEX               OTHER
                           HELD WITH THE        LENGTH OF        OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
 NAME, ADDRESS AND AGE         FUNDS           TIME SERVED          PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
 ---------------------         -----           -----------      ---------------------      -------------       ---------------

John P. Kramer*               Trustee           Since 2003       President,                      6                   None
4 Orinda Way                    and                              Kensington
Suite 200C                   President                           Investment Group,
Orinda, CA  94563                                                Inc. (since August
Age: 49                                                          1993)


* Mr. Kramer is considered to be an "interested person" of the Trust as defined in the 1940 Act due to his employment with Kensington Investment Group, Inc., the Funds' investment adviser.

** Trustees hold their position with the Trust until their resignation or removal.

INDEPENDENT TRUSTEES

                                                                                                  NUMBER OF
                                                                                                FUNDS IN FUND
                            POSITION(S)      TERM OF OFFICE**             PRINCIPAL                COMPLEX               OTHER
                             HELD WITH         AND LENGTH OF        OCCUPATION(S) DURING         OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE        THE FUNDS          TIME SERVED            PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
 ---------------------         -----           -----------      ---------------------      -------------       ---------------
Frank C. Marinaro          Trustee           Since 2003            Portfolio Manager,                 6                  None
4 Orinda Way                                                       Emery and Howard
Suite 200C                                                         Portfolio
Orinda, CA 94563                                                   Management (since
Age:  45                                                           1993).

David R. Pearce            Trustee and       Since 2003            Director of Finance,               6                  None
4 Orinda Way               Chairman of                             Weston Nurseries
Suite 200C                 the Board                               (since 2005); Private
Orinda, CA 94563                                                   Investor (2005); From
Age:  48                                                           1996 to 2004, Vice
                                                                   President,
                                                                   Chief Financial
                                                                   Officer, and
                                                                   Treasurer,
                                                                   Geerlings & Wade
                                                                   (wine retailer).




Robert Sablowsky           Trustee           Since 2006            Senior Vice President              6              The RBB Fund,
4 Orinda Way                                                       since July 2002, and                                  Inc.
Suite 200C                                                         prior thereto,
Orinda, CA 94563                                                   Executive Vice
Age:  69                                                           President of
                                                                   Oppenheimer & Co.,
                                                                   Inc., formerly
                                                                   Fahnestock & Co., Inc.
                                                                   (a registered
                                                                   broker-dealer).



** Trustees hold their position with the Trust until their resignation or removal.

OFFICERS WHO ARE NOT TRUSTEES

                                          POSITION(S)
                                         HELD WITH THE         TERM OF OFFICE** AND         PRINCIPAL OCCUPATION(S) DURING
       NAME, ADDRESS AND AGE                 FUNDS            LENGTH OF TIME SERVED                 PAST FIVE YEARS
       ---------------------                 -----            ---------------------       ----------------------------------
Paul Gray                                Vice President             Since 2003            From 1993 to present, Managing
4 Orinda Way                                                                              Director of Kensington Investment
Suite 200C                                                                                Group, Inc.
Orinda, CA 94563
Age: 41




                                          POSITION(S)
                                         HELD WITH THE         TERM OF OFFICE** AND         PRINCIPAL OCCUPATION(S) DURING
       NAME, ADDRESS AND AGE                 FUNDS            LENGTH OF TIME SERVED                 PAST FIVE YEARS
       ---------------------                 -----            ---------------------       ----------------------------------
Craig M. Kirkpatrick                     Vice President             Since 2003            From 1993 to present, Managing
4 Orinda Way                                                                              Director of Kensington Investment
Suite 200C                                                                                Group, Inc.
Orinda, CA  94563
Age: 44


Cynthia M. Yee                             Secretary,               Since 2003            From 1994 to present, Executive
4 Orinda Way                               Treasurer,                                     Vice President and Chief Financial
Suite 200C                                   Chief                                        Officer of Kensington Investment
Orinda, CA 94563                           Compliance                                     Group, Inc.
Age 41                                  Officer and AML
                                           Compliance
                                            Officer


** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

         The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof. The members of the Audit Committee include all of the Board's Independent Trustees: Messrs. Marinaro, Pearce and Sablowsky. For the fiscal year ended December 31, 2006, the Audit Committee met twice. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee met once during the fiscal year ended December 31, 2006. The purpose of the Valuation Committee, which is also comprised of all of the Independent Trustees, is to oversee the implementation of the Trust's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly.

OWNERSHIP OF SECURITIES

         As of the date of this Statement of Additional Information, the Trust's Trustees and Officers, as a group, own less than 1% of the Fund's outstanding shares.

         As of December 31, 2006, the dollar range of equity securities of each of the Funds (other than the Fund and the Global Real Estate Fund, each of which had not yet commenced investment operations) owned beneficially by each current Trustee was as follows:

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                        DOLLAR RANGE OF EQUITY SECURITIES         TRUSTEE IN FAMILY OF INVESTMENT
          NAME OF TRUSTEE                          IN THE FUNDS                              COMPANIES
          ---------------                          ------------                              ---------

INDEPENDENT TRUSTEES

Frank C. Marinaro                            Strategic Realty Fund --                   $50,001 -- 100,000
                                                 $10,001 - 50,000

                                              Select Income Fund --
                                                 $10,001 - 50,000

                                        International Real Estate Fund --
                                                 $10,001 - 50,000

David R. Pearce                              Strategic Realty Fund --                    $10,001 -- 50,000
                                                 $10,001 - 50,000

Robert Sablowsky                             Strategic Realty Fund --                      Over $100,000
                                                $50,001 - 100,000

                                        International Real Estate Fund --
                                                $50,001 -- 100,000

INTERESTED TRUSTEE

John P. Kramer*                              Strategic Realty Fund --                      Over $100,000
                                                  over $100,000

                                               Select Income Fund -
                                                  over $100,000

                                             Real Securities Fund --
                                                  over $100,000

                                        International Real Estate Fund --
                                                  over $100,000



* Shares of each of the Funds deemed to be owned by Mr. Kramer include Fund shares owned as of December 31, 2006 by Kensington Investment Group, Inc., of which he is a "control person."

         Effective as of January 1, 2007, each Trustee who is not an officer or employee of Kensington Investment Group or any of its affiliates receives an annual retainer of $14,000, a fee of $3,000 for each meeting of the Board attended in person or by telephone and $500 for each committee meeting if the committee meeting is held at a time other than at the time of a regularly scheduled Board meeting. The Chairman of the Board also receives an $8,000 annual fee and Committee chairs each receive a $2,500 annual fee. Costs are allocated among the Funds. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Trustees who are affiliated with Kensington

Investment Group receive no compensation from the Trust.

For the fiscal year ended December 31, 2006 the Trustees received the following compensation from the Trust:

                                                             Pension or                           Total Compensation
                                        Aggregate        Retirement Benefits   Estimated Annual      from the Fund
                                    Compensation from    Accrued as Part of     Benefits Upon     Complex Paid to the
         Name of Trustee                the Funds          Funds Expenses         Retirement          Trustees***
         ---------------                ---------          --------------         ----------          -----------
Robert Brown*                            $ 3,000                 n/a                 n/a                $ 3,000
Frank C. Marinaro                        $24,000                 n/a                 n/a                $24,000
David R. Pearce                          $33,500                 n/a                 n/a                $33,500
Robert Sablowsky**                       $24,000                 n/a                 n/a                $24,000
John P. Kramer***                           $0                   n/a                 n/a                  $0

*        Mr. Brown resigned as a Trustee effective as of February 28, 2006.

**       Mr. Sablowky joined the Board effective as of February 28, 2006.

*** Mr. Kramer did not receive compensation for his services as a Trustee due to his position with the Adviser.

INVESTMENT ADVISER

         Investment advisory services for the Fund are provided by Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563. The Adviser currently acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Unless sooner terminated, the Advisory Agreement continues in effect until June 29, 2009, and from year to year thereafter, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Under the Advisory Agreement, the Fund pays the Adviser fees for its services performed pursuant to the Agreement. The fees, which are computed daily and paid monthly, are at the annual rate of 0.90% of the Fund's average daily net assets.

         The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of the Fund available for distribution as dividends.

         The Adviser has contractually agreed, until December 31, 2010, to waive fees and/or reimburse the Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, C and Y shares at 1.50%, 2.25%, 2.25% and 1.25%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits.

         Joel Beam serves as Portfolio Manager for the Fund. The following table lists the number and types of other accounts managed by Mr. Beam and assets under management in those accounts as of December 31, 2006 (other than the Fund and the Global Real Estate Fund each of which had not yet commenced investment operations as of that date):








              OTHER REGISTERED                 OTHER POOLED
             INVESTMENT COMPANY    ASSETS      INVESTMENT     ASSETS                   ASSETS     TOTAL ASSETS
PORTFOLIO         ACCOUNTS        MANAGED ($     VEHICLE     MANAGED ($     OTHER     MANAGED ($   MANAGED* ($
MANAGER                          MILLIONS)      ACCOUNTS     MILLIONS)    ACCOUNTS    MILLIONS)    MILLIONS)
-------       ---------------    ---------      --------     ---------    --------    ---------    ---------

JOEL BEAM             3           $1,011.14        None          $0           67       $33.38      $1,044.52



* If an account has a co-portfolio manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

         As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. The portfolio managers manage The Kensington Funds, a registered investment company, other types of pooled accounts (such as private investment funds), and separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

         The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio manager's focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

         Some accounts managed by a portfolio manager may have higher fees than those paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

         In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

         The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser's Code of Ethics.

         The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

         The dollar range of equity securities beneficially owned by the Fund's portfolio manager in the Funds he manages as of December 31, 2006 (other than the Fund and the Global Real Estate Fund, each of which had not yet commenced investment operations as of that date) is as follows:


PORTFOLIO MANAGER     SELECT INCOME FUND      REAL ESTATE SECURITIES FUND    INTERNATIONAL REAL ESTATE FUND
-----------------     ------------------      ---------------------------    ------------------------------

JOEL BEAM                $1 - $10,000                $1 - $10,000                     $1 - $10,000


PERSONAL TRADING POLICIES

         The Fund, the Adviser and the Distributor have adopted Codes of Ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Consistent with the Rule, the Codes (other than the Adviser's Code) permit persons subject to the Codes to invest in securities, including securities that may be purchased by the Fund. The Adviser's Code of Ethics does not permit persons subject to it to purchase securities that may be purchased by the Fund.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. Certain purchases and sales of portfolio securities with respect to the Fund are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Firms with which portfolio transactions for the Fund will be conducted are selected based on a number of factors such as reputation, capital strength, size and difficulty of order, and research provided to the Adviser. The Adviser may cause the Fund to pay commissions higher than those another broker-dealer would have charged if the Adviser believes the commission paid is reasonable relative to the value of the brokerage and research services received by the Adviser. Research services so received by the Adviser may be useful to the Adviser in providing services to clients other than the Fund, and not all such services are used by the Adviser in connection with the Fund. Similarly, research services provided to the Adviser by broker-dealers through which transactions are executed for clients other than the Fund may be used by the Adviser in providing services to the Fund.

         Investment decisions for the Fund are made independently from those for other accounts managed by the Adviser. Any such account may also invest in the same securities as the Fund. Securities purchased for the Fund may not be purchased for other accounts, and vice versa. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other accounts in order to obtain best execution.

ADMINISTRATOR

         U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ("USBFS") serves as administrator to the Fund and as such is responsible for providing the following administrative services to the Fund: preparing and coordinating reports and other materials supplied to the Trustees; preparing and/or supervising the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; preparing all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does so, or where it intends to sell; coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; coordinating the preparation and payment of Fund related expenses; monitoring and overseeing the activities of the Fund's other service agents; and performing such additional services as may be agreed upon by the Fund and USBFS.

DISTRIBUTOR

         Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor" or "Quasar") serves as Distributor for the Fund pursuant to a Distribution Agreement entered into between the Fund and Quasar (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until February 28, 2007, and from year to year thereafter, if such continuance is approved at least annually: (i) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) or any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act. In its capacity as Distributor, Quasar solicits orders for the sale of Shares and as compensation may retain a portion of sales charges paid in connection with the purchases of shares and may receive a portion of the fees paid by the Fund pursuant to the service and distribution plan described below.

         The Trust has adopted a Service and Distribution Plan for Class A, Class B and Class C Shares of the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance to shareholders of these classes of shares. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes the Fund to make payments to the Distributor in amounts not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A Shares of the Fund and 1.00% of Class B and Class C Shares. Each of these Share Classes is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may be terminated with respect to a Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Class requires approval by a majority of the Shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to a Class for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Class, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Class and its Shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of each Class of the Fund since it encourages Fund growth. As the Fund grows in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan pursuant to which the Fund is authorized to make payments to certain types of service providers for providing administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, the Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of 0.25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

CUSTODIAN

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the Fund's custodian ("Custodian"). The Custodian is an affiliate of Bear, Stearns & Co., Inc. and Bear, Stearns Securities Corp., entities with which the Fund may transact other business including loans of portfolio securities and repurchase agreements.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

         In addition to its service as Administrator, USBFS also serves as Transfer Agent and as Fund Accounting Agent to the Fund. As Transfer Agent, USBFS performs various transfer agency services such as processing shareholder purchase and redemption orders, processing transfers and exchanges of Fund shares on the Fund shareholder files and records; processing dividend payments and reinvestments and assisting with the mailing of shareholder reports and proxy materials. As Fund Accounting Agent, USBFS maintains the accounting books and records for the Fund, monitors receipts and disbursements of cash and all other debits and credits, calculates daily net asset values for the Fund and maintains a general ledger and other accounts, books and financial records for the Fund, as needed.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Ernst & Young LLP serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

         Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Delaware statutory trust, organized on January 10, 2003. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Trust currently consists of six separate funds organized as separate series of Shares. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

         As of June 29, 2007, the Adviser owned beneficially or of record all of the outstanding shares of each class of shares of the Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund or a Class means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund or Class, as applicable, present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund or Class, as applicable, are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund or Class, as applicable.

ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         TAXATION OF THE FUND. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived with respect to an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies, net income derived from one or more qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of the Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from the Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

         Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         DISTRIBUTIONS BY THE FUND REDUCE THE NET ASSET VALUE OF THE FUND'S SHARES. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         DISTRIBUTION CLASSIFIED AS RETURN OF CAPITAL. From time to time dividends received by the Fund from its securities investments may exceed the earnings and profits reported. In that event, the excess would constitute a return of capital for tax purposes. The portion of the Fund distribution classified as a return of capital generally is not taxable to Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

         SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of the Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where: (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         DISCOUNT SECURITIES. Investments by the Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions the Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in futures contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

         Certain options in which the Fund may invest are "Section 1256 contracts". Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         Unless certain constructive sales rules (discussed more fully above) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Relevant legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options and other hedging transactions.

         BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 28% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN TAXES. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a registered investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

         Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains form the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income, and the distribution by the Fund will be treated as U.S.-sourced income.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on qualifying dividends.

         The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         The tax consequences to a foreign Shareholder of an investment in the Fund may be different from those described above. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         OTHER TAXATION. The Trust is organized as a Delaware statutory trust and, under current law, neither the Trust nor any of the Funds is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

YIELDS AND TOTAL RETURNS

         YIELD CALCULATIONS. Yields on each Class of Fund Shares are computed by dividing the net investment income per share (as described below) earned by the Class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Class earned during the period is based on the average daily number of Shares of that Class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:



                 Yield = 2[((a-b/cd)+1)exp(6)-1]

Where:       a = dividends and interest earned during the period.

             b = expenses accrued for the period (net of reimbursements).

             c = the average daily number of Shares outstanding during
                 the period that were entitled to receive dividends.

             d = maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to the Fund or a Class. Such waiver would cause the yield of a Class to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Class of Shares of the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Class immediately rather than paid to the investor in cash. The Fund computes the average annual total return for each Class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return        =      [(ERV/P)exp(1/n)-1]

                           ending redeemable value at the end of the period covered by the

Where:              ERV  = computation of a hypothetical $1,000  payment made at the beginning of the period.

                    P =    hypothetical initial payment of $1,000.

                    N =    period covered by the computation,
                           expressed in terms of years.

         The Fund computes its aggregate total return for each Class by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return       =      [(ERV/P)-1]


ERV                          =      ending redeemable value at the end of the
                                    period covered by the computation of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period.

P                            =      hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:




Average Annual Total Return After Taxes     =    [(ATV(D)/P)exp(1/n)-1]
  (after taxes on distributions)

Where:              P                       =    a hypothetical initial payment
                                                 of $1,000.

                    N                       =    number of years.

                    ATV(D)                  =    ending value of a hypothetical
                                                 $1,000 payment made at
                                                 the beginning of the
                                                 1-, 5-, or 10-year
                                                 periods at the end of
                                                 such periods, after
                                                 taxes on fund
                                                 distributions but not
                                                 after taxes on
                                                 redemption.

The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total
Return After Taxes
(after taxes on distributions
and redemptions)                   = [(ATV(DR)/P)exp 1/n -1]

Where:  P                          = a hypothetical initial payment of $1,000.

        N                          = number of years.

        ATV(DR)                    = ending value of as hypothetical
                                     $1,000 payment made at the
                                     beginning of the 1-, 5-,
                                     or 10-year periods at the
                                     end of such periods,
                                     after taxes on fund
                                     distributions and
                                     redemptions.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PROXY VOTING

         The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Proxy Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

         The Proxy Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-253-2949, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

         The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Fund's portfolio securities. In order to protect the confidentiality of the Fund's portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. The Fund also makes available this and certain additional information regarding its portfolio holdings on its website, www.kig.com

MISCELLANEOUS

         The Fund may include information in its Annual Report and Semi-Annual Report to Shareholders that (1) describes general economic trends, (2) describes general tends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Fund or
(4) describes investment management strategies for the Fund. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Trust officers regarding expected trends and strategies.

         The Financial Statements of the Fund are provided in semi-annual (unaudited) and annual reports to Shareholders.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Trust entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Trust's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

    The financial statements of the Fund appear in the Annual Reports and Semi-Annual Reports to Shareholders. The Annual Reports to Shareholders will be audited by Ernst & Young LLP, independent registered public accounting firm, and will include the Fund's audited financial statements.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

              (a)(1)   Certificate of Trust(1)

              (a)(2)   Declaration of Trust(1)

              (b)      By-Laws(1)

              (c)      Certificates for Shares are not issued. The
                       Declaration of Trust, previously filed as Exhibit (a)(2), defines the rights of holders of Shares.

              (d) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Global Infrastructure Fund(5)

              (e) Distribution Agreement between Registrant and Quasar Distributors, LLC(3)

              (e)(1) Dealer Agreement between Quasar Distributors, LLC and Registrant(3)

              (f)      Not Applicable

              (g) Custody Agreement between Registrant and Custodial Trust Company(2)

              (h)(1) Administration Agreement between Registrant and U.S. Bancorp Fund Services, LLC(3)

              (h)(2) Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(3)

              (h)(3) Transfer Agency Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(3)

              (h)(4) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Global Infrastructure Fund(5)

              (h)(5) Administrative Services Plan with respect to each of the Registrant's Funds (5)

              (i)      Opinion and Consent of Counsel (6)

              (j)      Not Applicable

              (k)      Not Applicable

                  (l)      Not Applicable

                  (m) Service and Distribution Plan with respect to Kensington Global Infrastructure Fund(5)

                  (n) Rule 18f-3 Plan with respect to Kensington Global Infrastructure Fund(5)

                  (p)(1) Joint Code of Ethics of Registrant and Kensington Investment Group, Inc.(4)

                  (p)(2)   Code of Ethics of Quasar Distributors, LLC(3)

__________________

1.       Filed with the initial Registration Statement on March 6, 2003.

2.       Filed with Pre-Effective Amendment No. 1 on March 31, 2003.

3.       Filed with Post-Effective Amendment No. 3 on December 29, 2004.

4.       Filed with Post-Effective Amendment No. 5 filed on May 1, 2005.

5.       Filed herewith.

6.       To be filed by amendment.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article VII of the Registrant's Declaration of Trust states as follows:



Section 3.        Indemnification.

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) for purposes of this Section 3 and Section 5 of this
Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liabilities" and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         (b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
         (c) The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either
(i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS
                  (a) Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563, is the investment adviser for the Funds. The business and other connections of Kensington Investment Group, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Kensington Investment Group, Inc. as currently filed with the SEC which is incorporated by reference herein.


ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

             Advisors Series Trust                              Julius Baer Investment Funds
------------------------------------------------ ------------------------------------------------------------
       AIP Alternative Strategies Funds                             The Kensington Funds
                                                                    Keystone Mutual Funds
------------------------------------------------ ------------------------------------------------------------
         Allied Asset Advisors Funds                            Kiewit Investment Fund L.P.
------------------------------------------------ ------------------------------------------------------------
              Alpine Equity Trust                             Kirr, Marbach Partners Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
              Alpine Income Trust                                        LKCM Funds
------------------------------------------------ ------------------------------------------------------------
              Alpine Series Trust                                   Masters' Select Funds
------------------------------------------------ ------------------------------------------------------------
           Brandes Investment Trust                            Matrix Advisors Value Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
          Brandywine Blue Fund, Inc.                                      MDT Funds
------------------------------------------------ ------------------------------------------------------------
              Brazos Mutual Funds                                    Monetta Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
         Bridges Investment Fund, Inc.                                  Monetta Trust
------------------------------------------------ ------------------------------------------------------------
                 Buffalo Funds                                      The MP 63 Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
          Buffalo Balanced Fund, Inc.                                    MUTUALS.com
------------------------------------------------ ------------------------------------------------------------
         Buffalo High Yield Fund, Inc.                        Nicholas Equity Income Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
         Buffalo Large Cap Fund, Inc.                          Nicholas Family of Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
         Buffalo Small Cap Fund, Inc.                                Nicholas Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
         Buffalo USA Global Fund, Inc.                         Nicholas High Income Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
          Country Mutual Funds Trust                                  Nicholas II, Inc.
------------------------------------------------ ------------------------------------------------------------
              Cullen Funds Trust                               Nicholas Limited Edition, Inc.
------------------------------------------------ ------------------------------------------------------------
                 Everest Funds                                Nicholas Money Market Fund, Inc.
             Fairholme Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
               FFTW Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
          First American Funds, Inc.                              Permanent Portfolio Funds
------------------------------------------------ ------------------------------------------------------------
     First American Investment Funds, Inc.                           Perritt Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
     First American Strategy Funds, Inc.                 Perritt MicroCap Opportunities Fund, Inc.
------------------------------------------------ ------------------------------------------------------------
            Fort Pitt Capital Funds                                PRIMECAP Odyssey Funds
------------------------------------------------ ------------------------------------------------------------
            The Glenmede Fund, Inc.                           Professionally Managed Portfolios
------------------------------------------------ ------------------------------------------------------------
            The Glenmede Portfolios                               Prudent Bear Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
               Greenspring Fund                                       The Purisima Funds
                                                                    Quaker Investment Trust
------------------------------------------------ ------------------------------------------------------------
            Guinness Atkinson Funds                      Rainier Investment Management Mutual Funds
------------------------------------------------ ------------------------------------------------------------
         Harding, Loevner Funds, Inc.                                  Rockland Trust
------------------------------------------------ ------------------------------------------------------------
           The Hennessy Funds, Inc.                               Summit Mutual Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
          Hennessy Mutual Funds, Inc.                            Thompson Plumb Funds, Inc.
------------------------------------------------ ------------------------------------------------------------
           Hotchkis and Wiley Funds                             TIFF Investment Program, Inc.
------------------------------------------------ ------------------------------------------------------------
    Intrepid Capital Management Funds Trust                    Trust For Professional Managers
------------------------------------------------ ------------------------------------------------------------
           Jacob Internet Fund Inc.                                     Wexford Trust
------------------------------------------------ ------------------------------------------------------------
          The Jensen Portfolio, Inc.                                       WY Funds
------------------------------------------------ ------------------------------------------------------------

                   (b) The directors and executive officers of Quasar Distributors, LLC are as follows:



                    ---------------------------------------- -------------------------------------- -------------------------------
                    Name and Principal                       Position and Offices with              Positions and Offices with
                    Business Address                         Quasar Distributors, LLC               Registrant
                    ---------------------------------------- -------------------------------------- -------------------------------
                    James R. Schoenike                       President and Board Member             None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Andrew Strnad                            Secretary                              None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Joe Redwine                              Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Bob Kern                                 Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Eric W. Falkeis                          Board Member                           None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    Teresa Cowan                             Assistant Secretary                    None
                    ---------------------------------------- -------------------------------------- -------------------------------
                    The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202
                    ---------------------------------------------------------------------------------------------------------------

                   (c) Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563 (records relating to its function as investment adviser for the Funds); U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its functions as transfer agent, administrator and fund accounting agent) and Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its function as custodian).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 1st day of June, 2007.

                              THE KENSINGTON FUNDS

                                    By:     /s/ John P. Kramer
                                            ---------------------
                                            John P. Kramer*

By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/ John P. Kramer                      President and Trustee                       June 1, 2007
------------------------                (Principal Executive Officer)
John P. Kramer*

/s/ Frank C. Marinaro                   Trustee                                     June 1, 2007
------------------------
Frank C. Marinaro*

/s/ David R. Pearce                     Trustee                                     June 1, 2007
------------------------
David R. Pearce*

/s/ Robert Sablowsky                    Trustee                                     June 1, 2007
------------------------
Robert Sablowsky**

/s/ Cynthia M. Yee                      Treasurer (Principal                        June 1, 2007
------------------------                Financial and Accounting Officer)
Cynthia M. Yee*

         /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with the initial Registration Statement on March 6, 2003.

**       Pursuant to power of attorney filed with Post-Effective Amendment
No. 6 on April 3, 2006.